SEGMENTED INFORMATION (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Segment reporting Information
Goodwill	$ 229,279,000		$ 229,279,000
Revenues from Mining Operations	472,934,000	412,068,000
Production Costs	215,035,000	198,567,000
Amortization of Property, Plant and Mine Development	64,553,000	61,929,000
Exploration and Corporate Development	23,108,000	16,978,000
Foreign currency translation loss	15,517,000	14,065,000
Segment Income (Loss)	154,721,000	120,529,000
Interest and sundry expense	269,000	248,000
Gain on sale and write-down of available-for-sale securities		4,394,000
Gain (loss) on derivative financial instruments	895,000	1,351,000
General and administrative expenses	(33,928,000)	(35,152,000)
Interest expense	(14,447,000)	(14,008,000)
Income before income and mining taxes	107,510,000	77,362,000
TOTAL ASSETS	4,998,423,000		5,034,262,000
Meliadine Mine Project
Segment reporting Information
Goodwill	200,100,000
La India Mine Project
Segment reporting Information
Goodwill	29,200,000
Canada
Segment reporting Information
Revenues from Mining Operations	293,559,000	277,571,000
Production Costs	153,844,000	139,160,000
Amortization of Property, Plant and Mine Development	47,105,000	47,101,000
Exploration and Corporate Development	11,713,000
Foreign currency translation loss	8,613,000	10,305,000
Segment Income (Loss)	72,284,000	81,005,000
TOTAL ASSETS	3,493,891,000		3,205,158,000
Europe
Segment reporting Information
Revenues from Mining Operations	75,079,000	56,331,000
Production Costs	26,030,000	28,500,000
Amortization of Property, Plant and Mine Development	7,395,000	7,268,000
Foreign currency translation loss	1,064,000	3,863,000
Segment Income (Loss)	40,590,000	16,700,000
TOTAL ASSETS	809,470,000		771,714,000
Latin America
Segment reporting Information
Revenues from Mining Operations	104,296,000	78,166,000
Production Costs	35,161,000	30,907,000
Amortization of Property, Plant and Mine Development	10,053,000	7,560,000
Foreign currency translation loss	5,744,000	(103,000)
Segment Income (Loss)	53,338,000	39,802,000
TOTAL ASSETS	655,040,000		1,020,078,000
Exploration
Segment reporting Information
Exploration and Corporate Development	11,395,000	16,978,000
Foreign currency translation loss	96,000
Segment Income (Loss)	(11,491,000)	(16,978,000)
TOTAL ASSETS	40,022,000		37,312,000
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry expense	269,000	248,000
Gain on sale and write-down of available-for-sale securities		4,394,000
Gain (loss) on derivative financial instruments	895,000	1,351,000
General and administrative expenses	(33,928,000)	(35,152,000)
Interest expense	(14,447,000)	(14,008,000)
Income before income and mining taxes	$ 107,510,000	$ 77,362,000